Share-based compensation - Summary of Classification of Stock-based Compensation in Consolidated Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ (19,685)	$ (12,753)	$ (19,585)
Subscription Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(205)	(502)	(696)
Services Cost [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(464)	(156)	(376)
General And Administrative [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(7,254)	(4,366)	(7,087)
Sales And Marketing [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	(4,382)	(2,885)	(5,530)
Research And Development [Member]
Expense From Share Based Payment Transactions Alternative [Line Items]
Expense from share-based payment transactions with employees	$ (7,380)	$ (4,844)	$ (5,896)